Commitments And Contingencies (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 22, 2009	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Feb. 05, 2018
Commitments And Contingencies [Line Items]
Estimated cost to complete contracts		$ 210,000		$ 210,000		$ 1,750,000
One-time milestone payment	$ 1,000,000
First achievement of marketing approvals	30 days
Employer matching contribution				100.00%		100.00%
Maximum percentage of employee's gross pay				3.00%		3.00%
Employer matching contribution on deferral				50.00%		50.00%
Percentage of employee's gross pay				2.00%		2.00%
Expense related to matching contribution		$ 9,785	$ 18,506	$ 21,014	$ 46,385	$ 71,568	$ 120,558
RX-0201 [Member]
Commitments And Contingencies [Line Items]
Royalty								50.00%
Licensing revenue agreement								$ 5,000,000
Percentage of licensing revenue								50.00%
Maximum [Member]
Commitments And Contingencies [Line Items]
Contract term, months				36 months		36 months
Maximum [Member] | RX-0201 [Member]
Commitments And Contingencies [Line Items]
Licensing revenue agreement								$ 5,000,000
Minimum [Member]
Commitments And Contingencies [Line Items]
Contract term, months				2 months		2 months
Minimum [Member] | RX-0201 [Member]
Commitments And Contingencies [Line Items]
Licensing revenue								$ 5,000,000